CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2024	Mar. 31, 2023
Statement of Financial Position [Abstract]
Common Stock, No Par Value		$ 0
Common Stock, Shares, Outstanding	3,437,926	2,616,666